Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of expected cash outflows for its financial liabilities

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2025
Non-Derivative Liabilities
Trade payables		—	—	13,748,183	—	—	13,748,183
Accrued expenses and other current liabilities		—	—	8,643,793	—	—	8,643,793
Variable interest borrowings	4.51%	2,202,299	14,373,054	49,726,607	406,363,585	144,192,540	616,858,085
Variable interest for debt financing (Sale and Leaseback Agreements)	8.84%	989,692	1,918,194	95,688,125	—	—	98,596,011
Total		3,191,991	16,291,248	167,806,708	406,363,585	144,192,540	737,846,072

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2024
Non-Derivative Liabilities
Trade payables		—	—	19,479,005	—	—	19,479,005
Accrued expenses and other current liabilities		—	—	5,909,316	—	—	5,909,316
Current accounts due to related parties		—	—	530,030	—	—	530,030
Variable interest borrowings	4.86%	2,541,609	15,250,870	53,374,498	391,940,693	216,343,324	679,450,994
Variable interest for debt financing (Sale and Leaseback Agreements)	9.12%	1,358,910	2,660,316	12,428,837	63,359,366	77,158,586	156,966,015
Total		3,900,519	17,911,186	91,721,686	455,300,059	293,501,910	862,335,360